Consolidated Statements of Profit and Other Comprehensive Income (Loss) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenues:
Rental income	$ 251,950,504	$ 213,448,296	$ 178,025,461
Management fees	376,618	1,019,316	0
Revenue	252,327,122	214,467,612	178,025,461
Property operating costs related to properties that generated rental income	(21,244,160)	(13,476,324)	(8,940,789)
Property operating costs related to properties that did not generate rental income	(3,348,273)	(4,763,398)	(2,482,605)
General and administrative expenses	(34,178,243)	(31,719,895)	(24,414,428)
Interest income	15,185,565	9,414,027	2,640,687
Other income	4,307,956	5,138,158	1,330,853
Other expenses	(5,152,385)	(3,037,113)	(373,991)
Finance cost	(44,261,390)	(46,306,975)	(46,396,156)
Exchange gain (loss)- net	(10,837,867)	8,906,782	1,939,848
(Loss) gain on sale of investment property – net	2,617,233	(461,600)	5,027,826
Gain on revaluation of investment properties	270,747,661	243,459,821	185,491,518
Profit before income taxes	426,163,219	381,621,095	291,848,224
Current income tax expense	(31,892,785)	(91,953,099)	(41,981,391)
Deferred income tax benefit (expense)	(170,924,088)	26,969,516	(6,242,079)
Total income tax expense	(202,816,873)	(64,983,583)	(48,223,470)
Profit for the year	223,346,346	316,637,512	243,624,754
Other comprehensive income (loss) - net of tax:
Items that may be reclassified subsequently to profit - Fair value gain on derivative instruments	0	0	0
Exchange differences on translating other functional currency operations	(13,160,799)	7,858,413	8,923,264
Total other comprehensive income (loss)	(13,160,799)	7,858,413	8,923,264
Total comprehensive income for the year	$ 210,185,547	$ 324,495,925	$ 252,548,018
Basic earnings per share (usd per share)	$ 0.2563	$ 0.4183	$ 0.3569
Diluted earnings per share (usd per share)	$ 0.2529	$ 0.4118	$ 0.3509